Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC

SEP 27 2013

Washington, DC 20549

CERTNYS
001-09924

September 27, 2013

13002896

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Citigroup Inc., Depositary Shares, Each Representing a 1/1,000th Interest in a Share of 7.125% Fixed Rate / Floating Rate Noncumulative Preferred Stock, Series J, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on September 20, 2013. Tentative listing date – September 30, 2013.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States

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